Contingent Liabilites and Commitments (Schedule of Repurchased Activity) (Details) $ in Thousands	12 Months Ended
	Aug. 27, 2016 USD ($) Recreational_vehicles	Aug. 29, 2015 USD ($) Recreational_vehicles	Aug. 30, 2014 USD ($) Recreational_vehicles
Commitments and Contingencies Disclosure [Abstract]
Inventory repurchased, units (in recreation vehicles) | Recreational_vehicles	29	62	21
Inventory repurchased, dollars | $	$ 1,605	$ 7,472	$ 467
Inventory resold, units (in recreation vehicles) | Recreational_vehicles	28	62	20
Inventory resold, cash collected | $	$ 1,510	$ 6,409	$ 392
Inventory resold, loss recognized | $	$ 95	$ 1,063	$ 75
Units in ending inventory (in recreation vehicles) | Recreational_vehicles	1	1	1